Property, Plant and Equipment - Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net
Total property, plant and equipment	$ (4,675)	$ (5,174)
Accumulated Depreciation
Property and Equipment, Net
Depreciation	571	343
Total property, plant and equipment	918	374	$ 299
Operating Expense
Property and Equipment, Net
Depreciation	571	343	105
Research and development expenses
Property and Equipment, Net
Depreciation	446	270	90
General and administrative expense
Property and Equipment, Net
Depreciation	$ 125	$ 73	$ 15